Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contracts with Customers [Abstract]
Source of Non-Interest Income	The following table presents the Company’s sources of Non-Interest Income for the years ended December 31, 2023, 2022 and 2021. Items outside the scope of ASC 606 are noted as such.

(dollars in thousands)	December 31,
	2023	2022	2021
Non-interest income
Service Charges on Deposits
Overdraft fees	$2,939	$2,708	$2,660
Other	2,110	2,044	1,940
Interchange Income	5,819	6,348	5,281
Wealth management fees	6,425	7,037	7,358
Other (a)	1,022	1,123	698

Total non-interest income	$18,315	$19,260	$17,937

(a)	Not within the scope of ASC 606.